LOANS (Details 4) (Residential Real Estate One To Four Family [Member], Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
TDRs, Number of Loans	33
TDRs, Pre Modification Outstanding Recorded Investment	$ 3,115
TDRs, Post Modification Outstanding Recorded Investment	3,123
TDRs, Performing to Modified Terms	827
TDRs, Not Performing to Modified Terms	$ 2,043